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      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                       FS VARIABLE SEPARATE ACCOUNT

                       Supplement to the Prospectus

      Polaris Preferred Solution Variable Annuity dated January 2, 2013

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The following replaces the first sentence under the Maximum Issue Age in the
PURCHASING A POLARIS PREFERRED SOLUTION VARIABLE ANNUITY section of the prospectus:

We will not issue a contract to anyone age 86 or older on the contract issue date.


Date: January 10, 2013



              Please keep this Supplement with your Prospectus